DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 09, 2022
Subsidiary, Sale of Stock [Line Items]
Transaction costs	$ 15,688,848
Underwriting fees	5,520,000
Deferred underwriting fee payable	9,660,000		$ 9,660,000
Other offering costs	$ 508,848
Threshold minimum aggregate fair market value as a percentage of the assets held in the trust account		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%
Minimum net tangible assets upon consummation of the business combination		$ 5,000,001
Threshold percentage of public shares subject to redemption without the company's prior written consent		20.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%
Maximum net interest to pay dissolution expenses		$ 100,000
Cash operating bank account		224,489
Working capital		3,002,523
Proceeds from related Party debt		$ 347,961
Class A Common Stock Subject to Redemption
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit (in dollars per share)		$ 10.10	$ 10.10
Minimum net tangible assets upon consummation of the business combination				$ 5,000,001
Common stock, par value				$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	27,600,000
Purchase price, per unit (in dollars per share)	$ 10.10
Proceeds from issuance initial public offering	$ 276,000,000
Investment of cash into trust account	$ 278,760,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,600,000
Purchase price, per unit (in dollars per share)	$ 10.00
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	10,280,000	10,280,000	10,280,000
Price of warrant	$ 1.00
Proceeds from issuance of warrants	$ 10,280,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from related party		$ 25,000
Proceeds from related Party debt		$ 300,000